497(e)
                                                                      333-104162

                        SUPPLEMENT DATED OCTOBER 21, 2004
                                       TO

                                  PROSPECTUSES
                                       FOR

                             MONY VARIABLE ACCOUNT L
                         MONY AMERICA VARIABLE ACCOUNT L
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                    ISSUED BY
                           MONY LIFE INSURANCE COMPANY
                     MONY LIFE INSURANCE COMPANY OF AMERICA

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE CURRENT PROSPECTUS AND, TO THE EXTENT INCONSISTENT, IT SUPERSEDES SUCH INFORMATION. PLEASE READ AND KEEP THIS SUPPLEMENT WITH YOUR CURRENT PROSPECTUS FOR FUTURE REFERENCE.

Effective October 1, 2004, references to Pilgrim Baxter & Associates, Ltd. in your prospectus should be replaced with its new name, Liberty Ridge Capital, Inc.